Cover	Apr. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	GLOBAL WATER RESOURCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37756
Entity Tax Identification Number	90-0632193
Entity Address, Address Line One	21410 N. 19th Avenue #220
Entity Address, Postal Zip Code	85027
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
City Area Code	480
Local Phone Number	360-7775
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GWRS
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001434728